As filed with the U.S. Securities and Exchange Commission on March 31, 2010

Securities Act File No. 033-38074
Investment Company Act No. 811-6260

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
Post-effective Amendment No. 51		☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-effective Amendment No. 49		☑
(Check appropriate box or boxes)
QUAKER INVESTMENT TRUST
309 Technology Drive Malvern, PA 19355 (Address of Principal Executive Offices) Registrant’s Telephone Number; including Area Code: 1-888-220-8888
Copies of Communications to: Jonathan Kopcsik Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103 (Name and Address of Agent for Service of Process)
Jeffry H. King, Sr. Quaker Investment Trust 309 Technology Drive Malvern, PA 19355 610-455-2299
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 49 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 17, 2009, and pursuant to Rule 485(a)(1) would become effective on March 1, 2010.  The effectiveness of the Registration Statement of the Fund was delayed until April 1, 2010 in Post-Effective Amendment No. 50 which was filed on February 26, 2010.

This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 51 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 51 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Malvern, PA on the 31st day of March, 2010.

QUAKER INVESTMENT TRUST
By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 50 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Jeffry H. King, Sr.		March 31, 2010
Jeffry H. King, Sr.	Chief Executive Officer / Chairman and Trustee

March 31, 2010
Laurie Keyes	Treasurer and Trustee*

March 31, 2010
Mark S. Singel	Trustee*

March 31, 2010
Adrian A. Basora	Trustee*

March 31, 2010
James R. Brinton	Trustee*

March 31, 2010
Gary E. Shugrue	Trustee*
March 31, 2010
Warren West	Trustee*

March 31, 2010
Everett T. Keech	Trustee*

*By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed and filed herewith)